RISK MANAGEMENT - Investment debt securities - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	49,697,404	40,438,606
Debt securities | Gross carrying amount | Countries
Disclosure of financial assets [line items]
Financial assets	49,359,851	40,104,308
Debt securities | Gross carrying amount | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	39,769,376	33,713,283
Debt securities | Gross carrying amount | PANAMA
Disclosure of financial assets [line items]
Financial assets	6,114,059	3,952,223
Debt securities | Gross carrying amount | UNITED STATES
Disclosure of financial assets [line items]
Financial assets	1,543,389	1,421,010
Debt securities | Gross carrying amount | BRAZIL
Disclosure of financial assets [line items]
Financial assets	128,970	114,879
Debt securities | Gross carrying amount | MEXICO
Disclosure of financial assets [line items]
Financial assets	583,979	410,599
Debt securities | Gross carrying amount | COSTA RICA
Disclosure of financial assets [line items]
Financial assets	110,714	95,643
Debt securities | Gross carrying amount | CHILE
Disclosure of financial assets [line items]
Financial assets	524,430	182,398
Debt securities | Gross carrying amount | PERU
Disclosure of financial assets [line items]
Financial assets	443,698	177,096
Debt securities | Gross carrying amount | PARAGUAY
Disclosure of financial assets [line items]
Financial assets	102,473	37,177
Debt securities | Gross carrying amount | JAPAN
Disclosure of financial assets [line items]
Financial assets	22,957
Debt securities | Gross carrying amount | GERMANY
Disclosure of financial assets [line items]
Financial assets	15,806
Debt securities | Gross carrying amount | Multilateral
Disclosure of financial assets [line items]
Financial assets	337,553	334,298
Debt securities | Gross carrying amount | Multilateral - Bladex (Foreign Trade Bank of Latin America)
Disclosure of financial assets [line items]
Financial assets	216,218	225,642
Debt securities | Gross carrying amount | Multilateral - Andean Development Corporation (Corporacion Andina de Fomento)
Disclosure of financial assets [line items]
Financial assets	117,061	105,107
Debt securities | Gross carrying amount | Multilateral - Inter-American Corporation for the Financing of Infrastructure
Disclosure of financial assets [line items]
Financial assets	$ 4,274	$ 3,549